Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Number of Stock Options Outstanding
Options granted	1,518,515	2,524,492
Options exercised	(1,805)
Options cancelled	(74,496)	(106,095)
Ending balance	3,860,611	2,418,397
Vested and expected to vest	3,556,485	1,173,666
Exercisable	897,369	189,459
Weighted - Average Exercise Price
Options granted	$ 10.34	$ 7.87
Options exercised	$ 6.09
Options cancelled	$ 9.86	$ 6.50
Ending balance	$ 8.84	$ 7.92
Vested and expected to vest	$ 8.78	$ 9.34
Exercisable	$ 4.66	$ 10.19
Weighted - Average Remaining Contractual Life (Years)
Balance	9 years 3 months	9 years 4 months 24 days
Vested and expected to vest	9 years 3 months 4 days	9 years 6 months 4 days
Exercisable	9 years 5 months 16 days	9 years 7 months 10 days
Aggregate Intrinsic Value
Balance	$ 72,258	$ 12,527
Vested and expected to vest	66,783	4,428
Exercisable	$ 20,551	$ 559